Financial Instruments - Disclosure of Gains (Losses) Recognized During the Period on Financial Instruments (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Fair value gains on investments at FVPL recognized in finance income	R$ 128,371	R$ 64,322	R$ 110,363